Inventories (Tables)	12 Months Ended
Mar. 31, 2017
Components of Inventories

Inventories consist of the following:

	Yen in millions
	March 31,
	2016	2017
Finished goods	1,323,477	1,552,823
Raw materials	367,079	413,049
Work in process	265,570	309,387
Supplies and other	105,385	113,358

Total	2,061,511	2,388,617